Guarantee liabilities (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Guarantee liabilities
Guarantee liabilities at beginning of the year	$ 0		¥ 9,789,626	¥ 17,475,303
Net payout	2,321,500	¥ 16,011,850	3,196,375	5,473,326
Released on expiration	(291,691)	(2,011,850)	(12,961,717)	(14,337,573)
Contingent liability	(2,029,809)	14,000,000	(24,284)	880,948
Guarantee liabilities at end of the year	0			9,789,626
Undiscounted future payment of principal		0	0
Xiaoying Credit Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year			5,139,742	9,886,957
Net payout	291,691	2,011,850	7,821,975	9,192,069
Released on expiration	(291,691)	(2,011,850)	(12,961,717)	(14,162,703)
Contingent liability				55,034
Guarantee liabilities at end of the year				5,139,742
Xiaoying Housing Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year				129,996
Net payout				42,660
Released on expiration				(174,870)
Internet Channel
Guarantee liabilities
Guarantee liabilities at beginning of the year			4,649,884	7,458,350
Net payout	2,029,809	14,000,000	(4,625,600)	(3,761,403)
Contingent liability	$ (2,029,809)	¥ 14,000,000	(24,284)	825,914
Guarantee liabilities at end of the year				4,649,884
Accounting Standard Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Guarantee liabilities
Guarantee liabilities at beginning of the year			297,622
Guarantee liabilities at end of the year				297,622
Accounting Standard Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Xiaoying Credit Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year			168,385
Guarantee liabilities at end of the year				168,385
Accounting Standard Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Xiaoying Housing Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year			2,214
Guarantee liabilities at end of the year				2,214
Accounting Standard Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Internet Channel
Guarantee liabilities
Guarantee liabilities at beginning of the year			¥ 127,023
Guarantee liabilities at end of the year				¥ 127,023